SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021	Mar. 31, 2020
Assets, fair value			$ 0
Liabilities, fair value			0
Allowance for doubtful accounts			0
Write downs for obsolete finished goods			0	$ 0
Impairment loss on goodwill				475,003
Impairment of long-lived assets			$ 0	$ 0
Potentially dilutive ordinary shares			0	0
Effective federal statutory tax rate	25.00%	25.00%	25.00%	25.00%
Deferred tax benefit			$ 0	$ 0
U.S. Tax Reform [Member]
Effective federal statutory tax rate			21.00%
Income tax examination, description			The U.S. Tax Reform modified the U.S. Internal Revenue Code by, among other things, reducing the statutory U.S. federal corporate income tax rate from 35% to 21% for taxable years beginning after December 31, 2017
People's Republic of China [Member]
Effective federal statutory tax rate	25.00%	25.00%	25.00%	25.00%